UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21384

New River Funds

(Exact name of registrant as specified in charter)

1881 Grove Avenue, Radford, VA

24141

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

8/31

Date of reporting period: 5/31/07

Item 1.  Schedule of Investments.

New River Funds
Core Equity Fund - Schedule of Investments (Unaudited)
May 31, 2007

	Shares	Market Value
COMMON STOCKS- 90.63%
Aerospeace/Defense - 2.97%
L3 Communications Holding	2,580	$ 245,771

Beverages - 3.12%
PepsiCo, Inc.	3,790	258,971

Building Materials - 3.88%
Cemex SAB de C.V. - ADR*	8,260	321,149

Computer Software & Programming - 3.23%
Check Point Software Technologies Ltd.*	11,450	267,472

Consumer Services - 2.64%
Western Union Co.	9,745	218,775

Display Technologies - 3.17%
Corning, Inc.*	10,480	262,000

Drugs Wholesale - 2.43%
Cardinal Health, Inc.	2,780	201,439

Finance - Consumer Loans - 4.45%
SLM Corp.	6,550	368,176

Financial Services - 13.96%
Capital One Financial Corp.	3,700	295,186
Franklin Resources, Inc.	2,940	399,076
Goldman Sachs Group, Inc.	2,000	461,640
		1,155,902
Food - 2.94%
Nestle SA - ADR	2,500	243,278

Healthcare Plans - 7.22%
UnitedHealth Group, Inc.	6,000	328,620
Wellpoint, Inc.*	3,300	268,653
		597,273

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited)- Continued
May 31, 2007

	Shares	Market Value
Household Products - 3.10%
Kimberly Clark Corp.	3,614	$ 256,449

Insurance - 4.26%
Allstate Corp.	5,730	352,395

Machinery - 3.32%
Caterpillar, Inc.	3,500	275,030

Miscellaneous Manufacturing - 3.47%
Ingersoll-Rand Co., Ltd. - Cl. A	5,600	287,448

Networking and Communication Devices - 3.97%
Cisco Systems, Inc.*	12,200	328,424

Oil & Gas - 10.16%
Devon Energy Corp.	3,250	249,535
Exxon Mobil Corp.	2,705	224,975
GlobalSantaFe Corp.	5,361	366,156
		840,666
Retail - 6.57%
Abercrombie & Fitch Co.- Cl. A	3,300	272,745
Best Buy, Inc.	5,612	271,003
		543,748
Software - 2.95%
Oracle Corp.*	12,600	244,188

Transportation - 2.82%
Fedex Corp.	2,090	233,286

TOTAL COMMON STOCKS (Cost $5,978,207)		7,501,840

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited)- Continued
May 31, 2007

	Shares	Market Value
EQUITY FUNDS - 5.67%
Basic Materials - 3.02%
Vanguard Materials ETF	2,950	$ 250,012

Telecommunications - 2.65%
Vanguard Telecommunication Services ETF	2,600	219,180
TOTAL EQUITY FUNDS(Cost $421,897)		469,192

SHORT TERM INVESTMENTS - 4.06%
Bank of New York Hamilton Fund Premier Class, 4.93%
(Cost $336,507)	336,507	336,507

TOTAL INVESTMENTS (Cost $6,736,611) - 100.36%		8,307,539
Other assets less liabilities - (0.36)%		(29,628)
NET ASSETS - 100.00%		$ 8,277,911

At May 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 1,570,928
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		0
Net unrealized appreciation		$ 1,570,928

*Non-income producing security
ADR - American Depository Receipt.
ETF - Exchange Traded Funds

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)
May 31,2007

	Shares	Market Value
COMMON STOCKS- 92.23%
Apparel Manufacturers - 3.63%
Columbia Sportswear Co.	29,060	$ 2,026,354

Banks - 3.01%
Alabama National BanCorp.	26,750	1,679,900

Basic Materials - 6.44%
Caraustar Industries, Inc *	159,500	945,835
Quanex Corp.	55,250	2,648,685
		3,594,520
Chemicals - 5.02%
Lubrizol Corp.	42,645	2,799,218

Coal - 2.17%
James River Coal Co.*	82,300	1,210,633

Construction Services - 5.27%
URS Corp.*	58,505	2,941,631

Diversified Manufacturing - 5.05%
Trinity Industries, Inc.	61,000	2,816,370

Energy - 8.01%
Newfield Exploration Co.*	44,668	2,145,851
OGE Energy Corp.	63,000	2,325,960
		4,471,811
Environmental Control - 3.91%
Darling International, Inc. *	240,750	2,178,787

Financial Services - 4.42%
Affiliated Managers Group*	18,950	2,467,290

Food Processing - 4.77%
Smithfield Foods, Inc.*	82,750	2,659,585

Healthcare - 2.84%
America Service Group, Inc.*	85,500	1,584,315

Machinery - 15.79%
AGCO Corp.*	72,720	3,147,321
Cascade Corp.	40,300	2,744,430
Flowserve Corp.	42,100	2,922,161
		8,813,912
New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)- Continued
May 31,2007

	Shares	Market Value
Media - 2.60%
Gray Television, Inc.	141,500	$ 1,453,205

Recreational Products - 4.12%
Polaris Industries, Inc.	41,750	2,300,008

Retail - 2.59%
Tractor Supply Co.*	27,200	1,447,312

Savings & Loans - 3.97%
Washington Federal, Inc.	88,350	2,215,818

Telecommunications Equipment - 8.62%
Andrew Corp.*	172,000	2,275,560
Newport Corp.*	170,000	2,536,400
		4,811,960

TOTAL COMMON STOCKS (Cost $38,138,303)		51,472,629

SHORT TERM INVESTMENTS - 9.32%
Bank of New York Hamilton Fund Premier Class, 4.93%	5,201,509	5,201,509
(Cost $5,201,509)

TOTAL INVESTMENTS (Cost $43,339,812) - 101.55%		56,674,138
Other assets less liabilities - (1.55)%		(863,373)
NET ASSETS - 100.00%		$ 55,810,765

At May 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 14,291,302
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(956,976)
Net unrealized appreciation		$ 13,334,326

*Non-income producing security

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New River Funds

By   /s/ Robert Patzig

       Robert Patzig, Principal Executive Officer

Date

7/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Robert Patzig

        Robert Patzig, Principal Executive Officer

Date

7/30/07

By   /s/ Doit L. Koppler II

       Doit L. Koppler II, Principal Financial Officer

Date

7/30/07